March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Enhanced Equity Dividend Trust (BDJ)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Consolidated Schedule of Investments (unaudited)
March 31, 2025
BlackRock Enhanced Equity Dividend Trust (BDJ)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.0%
Airbus SE	45,024	$ 7,928,078
Boeing Co.(a)	67,691	11,544,700
L3Harris Technologies, Inc.(b)(c)	159,819	33,451,715
RTX Corp.	91,178	12,077,438
		65,001,931
Air Freight & Logistics — 0.6%
FedEx Corp.	39,989	9,748,518
Automobile Components — 0.4%
Lear Corp.	73,478	6,482,229
Automobiles — 0.7%
General Motors Co.(b)(c)	247,938	11,660,524
Banks — 11.4%
Bank of America Corp.	332,332	13,868,215
Citigroup, Inc.(c)	702,170	49,847,048
First Citizens BancShares, Inc., Class A	20,849	38,656,548
JPMorgan Chase & Co.(c)	108,347	26,577,519
Wells Fargo & Co.(c)	781,576	56,109,341
		185,058,671
Beverages — 1.0%
Constellation Brands, Inc., Class A	30,945	5,679,026
Keurig Dr. Pepper, Inc.	302,405	10,348,299
		16,027,325
Broadline Retail — 1.1%
Amazon.com, Inc.(a)	89,784	17,082,304
Building Products — 1.1%
Allegion PLC	41,250	5,381,475
Johnson Controls International PLC	149,075	11,942,398
		17,323,873
Capital Markets — 3.1%
Carlyle Group, Inc.	312,955	13,641,708
Charles Schwab Corp.	94,892	7,428,146
Intercontinental Exchange, Inc.(c)	165,103	28,480,268
		49,550,122
Chemicals — 2.9%
Air Products and Chemicals, Inc.	47,492	14,006,341
Corteva, Inc.	61,216	3,852,323
International Flavors & Fragrances, Inc.	161,157	12,507,395
PPG Industries, Inc.	154,204	16,862,207
		47,228,266
Commercial Services & Supplies — 0.7%
Rentokil Initial PLC	2,487,751	11,289,756
Communications Equipment — 1.7%
Cisco Systems, Inc.(c)	456,147	28,148,831
Consumer Staples Distribution & Retail — 1.3%
Dollar General Corp.	247,349	21,749,398
Containers & Packaging — 1.3%
Crown Holdings, Inc.	61,459	5,485,830
Sealed Air Corp.(b)	528,515	15,274,084
		20,759,914
Diversified Telecommunication Services — 1.1%
Verizon Communications, Inc.(b)	379,000	17,191,440
Electric Utilities — 3.2%
American Electric Power Co., Inc.	79,335	8,668,936
Security	Shares	Value
Electric Utilities (continued)
Entergy Corp.	79,134	$ 6,765,166
Exelon Corp.	397,629	18,322,744
PG&E Corp.	1,017,773	17,485,340
		51,242,186
Electrical Equipment — 0.2%
Acuity Brands, Inc.	14,146	3,725,349
Entertainment — 2.1%
Electronic Arts, Inc.	146,810	21,216,981
Walt Disney Co.	124,834	12,321,116
		33,538,097
Financial Services — 3.6%
AP Arsenal Co. Invest LP(a)(d)	15,830,106	16,779,912
Fidelity National Information Services, Inc.(b)	364,300	27,205,924
Visa, Inc., Class A	40,797	14,297,717
		58,283,553
Food Products — 2.3%
Kraft Heinz Co.(b)(c)	785,131	23,891,536
Lamb Weston Holdings, Inc.	236,464	12,603,531
		36,495,067
Ground Transportation — 0.2%
Norfolk Southern Corp.	13,576	3,215,476
Health Care Equipment & Supplies — 5.5%
Baxter International, Inc.(c)	1,025,759	35,111,730
Becton Dickinson & Co.	20,629	4,725,279
Koninklijke Philips NV(a)	495,870	12,623,912
Medtronic PLC	409,635	36,809,801
		89,270,722
Health Care Providers & Services — 9.1%
Cardinal Health, Inc.(b)	333,423	45,935,686
Cigna Group	45,441	14,950,089
CVS Health Corp.(b)(c)	671,065	45,464,654
Elevance Health, Inc.(c)	40,803	17,747,673
Labcorp Holdings, Inc.	100,242	23,330,323
		147,428,425
Health Care REITs — 0.0%
Healthcare Realty Trust, Inc.	51,043	862,627
Household Durables — 1.5%
Sony Group Corp.	992,200	25,105,626
Industrial Conglomerates — 0.6%
Honeywell International, Inc.	45,371	9,607,309
Industrial REITs — 0.3%
STAG Industrial, Inc.	136,346	4,924,817
Insurance — 5.0%
American International Group, Inc.(c)	295,138	25,659,298
Fidelity National Financial, Inc.	307,112	19,986,849
Willis Towers Watson PLC	105,014	35,489,481
		81,135,628
IT Services — 1.3%
Cognizant Technology Solutions Corp., Class A(c)	272,958	20,881,287
Leisure Products — 1.0%
Hasbro, Inc.	265,216	16,308,132
Life Sciences Tools & Services — 0.1%
Fortrea Holdings, Inc.(a)	258,185	1,949,297
Machinery — 2.3%
CNH Industrial NV	1,136,258	13,953,248

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Enhanced Equity Dividend Trust (BDJ)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Fortive Corp.	108,667	$ 7,952,251
Komatsu Ltd.	153,600	4,497,888
Westinghouse Air Brake Technologies Corp.	56,293	10,208,736
		36,612,123
Media — 2.6%
Comcast Corp., Class A(c)	798,094	29,449,669
WPP PLC	1,638,345	12,449,819
		41,899,488
Metals & Mining — 0.5%
Teck Resources Ltd., Class B	205,595	7,489,826
Multi-Utilities — 1.5%
Dominion Energy, Inc.	126,238	7,078,165
Sempra	238,492	17,018,789
		24,096,954
Oil, Gas & Consumable Fuels — 6.9%
BP PLC	5,744,080	32,232,615
Enterprise Products Partners LP(c)	483,110	16,493,376
Formentera Partners Fund II LP(a)(d)(e)	— (f)	14,979,277
Hess Corp.(b)	124,732	19,923,442
Shell PLC	794,596	28,923,523
		112,552,233
Pharmaceuticals — 2.0%
AstraZeneca PLC	67,810	9,957,536
Eli Lilly & Co.	7,739	6,391,717
Sanofi SA	143,383	15,875,628
		32,224,881
Professional Services(c) — 3.6%
Leidos Holdings, Inc.	109,937	14,834,899
SS&C Technologies Holdings, Inc.(b)	525,490	43,894,179
		58,729,078
Residential REITs — 0.8%
Mid-America Apartment Communities, Inc.	75,291	12,617,266
Semiconductors & Semiconductor Equipment — 2.7%
Applied Materials, Inc.	26,055	3,781,102
Intel Corp.	405,027	9,198,163
Microchip Technology, Inc.	160,908	7,789,556
Micron Technology, Inc.(b)	25,765	2,238,721
NVIDIA Corp.	45,200	4,898,776
STMicroelectronics NV	282,010	6,183,781
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	58,346	9,685,436
		43,775,535
Software — 2.3%
Microsoft Corp.(b)(c)	98,444	36,954,893
Specialized REITs — 1.2%
Crown Castle, Inc.(b)(c)	187,298	19,522,070
Technology Hardware, Storage & Peripherals — 3.0%
Hewlett Packard Enterprise Co.	410,920	6,340,496
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
HP, Inc.(b)	652,506	$ 18,067,891
Samsung Electronics Co. Ltd., GDR	25,110	24,731,078
		49,139,465
Tobacco — 1.1%
British American Tobacco PLC, ADR	414,267	17,138,226
Trading Companies & Distributors — 0.1%
WESCO International, Inc.	9,330	1,448,949
Total Common Stocks — 99.0% (Cost: $1,280,146,044)		1,602,477,687
Preferred Securities
Preferred Stocks — 0.8%
Household Products — 0.8%
Henkel AG & Co. KGaA	159,438	12,686,023
		12,686,023
Total Preferred Securities — 0.8% (Cost: $13,439,846)		12,686,023
Total Long-Term Investments — 99.8% (Cost: $1,293,585,890)		1,615,163,710
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.22%(g)(h)	23,876,001	23,876,001
Total Short-Term Securities — 1.5% (Cost: $23,876,001)		23,876,001
Total Investments Before Options Written — 101.3% (Cost: $1,317,461,891)		1,639,039,711
Options Written — (1.3)% (Premiums Received: $(21,216,222))		(20,377,592)
Total Investments, Net of Options Written — 100.0% (Cost: $1,296,245,669)		1,618,662,119
Other Assets Less Liabilities — 0.0%		646,786
Net Assets — 100.0%		$ 1,619,308,905

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(c)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	All or a portion of the security is held by a wholly-owned subsidiary.
(f)	Investment does not issue shares.
(g)	Affiliate of the Trust.
(h)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Enhanced Equity Dividend Trust (BDJ)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 46,597,729	$ —	$ (22,721,728)(a)	$ —	$ —	$ 23,876,001	23,876,001	$ 380,302	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Amazon.com, Inc.	56	04/04/25	USD	235.00	USD	1,065	$ (112)
Baxter International, Inc.	1,053	04/04/25	USD	36.00	USD	3,604	(10,530)
Boeing Co.	209	04/04/25	USD	190.00	USD	3,564	(2,299)
Cigna Group	126	04/04/25	USD	315.00	USD	4,145	(182,700)
Cisco Systems, Inc.	636	04/04/25	USD	63.00	USD	3,925	(8,586)
CVS Health Corp.	470	04/04/25	USD	66.00	USD	3,184	(113,035)
Dollar General Corp.	380	04/04/25	USD	80.00	USD	3,341	(290,700)
Eli Lilly & Co.	50	04/04/25	USD	925.00	USD	4,130	(2,225)
Fidelity National Information Services, Inc.	361	04/04/25	USD	72.00	USD	2,696	(126,350)
General Motors Co.	562	04/04/25	USD	50.00	USD	2,643	(14,050)
Hewlett Packard Enterprise Co.	618	04/04/25	USD	22.50	USD	954	(6,798)
HP, Inc.	1,106	04/04/25	USD	32.00	USD	3,063	(4,424)
JPMorgan Chase & Co.	135	04/04/25	USD	290.00	USD	3,312	(135)
Kraft Heinz Co.	1,342	04/04/25	USD	32.00	USD	4,084	(4,026)
Medtronic PLC	439	04/04/25	USD	91.00	USD	3,945	(30,730)
Micron Technology, Inc.	243	04/04/25	USD	107.00	USD	2,111	(608)
NVIDIA Corp.	26	04/04/25	USD	126.00	USD	282	(65)
PG&E Corp.	1,048	04/04/25	USD	17.00	USD	1,800	(33,536)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	64	04/04/25	USD	210.00	USD	1,062	(128)
Teck Resources Ltd., Class B	343	04/04/25	USD	43.00	USD	1,250	(8,575)
Verizon Communications, Inc.	664	04/04/25	USD	44.00	USD	3,012	(99,268)
Wells Fargo & Co.	677	04/04/25	USD	81.00	USD	4,860	(677)
American International Group, Inc.	587	04/11/25	USD	83.00	USD	5,103	(214,255)
Citigroup, Inc.	798	04/11/25	USD	81.00	USD	5,665	(17,955)
Comcast Corp., Class A	899	04/11/25	USD	38.00	USD	3,317	(10,339)
CVS Health Corp.	567	04/11/25	USD	70.00	USD	3,841	(51,030)
Enterprise Products Partners LP	1,109	04/11/25	USD	34.00	USD	3,786	(51,014)
FedEx Corp.	93	04/11/25	USD	270.00	USD	2,267	(1,209)
Fidelity National Information Services, Inc.	417	04/11/25	USD	74.00	USD	3,114	(79,230)
Intel Corp.	692	04/11/25	USD	23.00	USD	1,572	(60,550)
Kraft Heinz Co.	1,250	04/11/25	USD	31.00	USD	3,804	(38,125)
Medtronic PLC	269	04/11/25	USD	95.00	USD	2,417	(4,170)
Microchip Technology, Inc.	300	04/11/25	USD	58.00	USD	1,452	(4,500)
Microsoft Corp.	53	04/11/25	USD	410.00	USD	1,990	(1,219)
NVIDIA Corp.	27	04/11/25	USD	126.00	USD	293	(459)
Verizon Communications, Inc.	696	04/11/25	USD	44.00	USD	3,157	(104,400)
Visa, Inc., Class A	3	04/11/25	USD	355.00	USD	105	(1,170)
Acuity Brands, Inc.	39	04/17/25	USD	330.00	USD	1,027	(8,580)
Acuity Brands, Inc.	38	04/17/25	USD	280.00	USD	1,001	(16,910)
Air Products and Chemicals, Inc.	80	04/17/25	USD	330.00	USD	2,359	(2,600)
Amazon.com, Inc.	139	04/17/25	USD	220.00	USD	2,645	(1,946)
American International Group, Inc.	100	04/17/25	USD	82.50	USD	869	(44,500)
American International Group, Inc.	586	04/17/25	USD	85.00	USD	5,095	(187,520)
Becton Dickinson & Co.	57	04/17/25	USD	231.09	USD	1,306	(22,023)
Boeing Co.	168	04/17/25	USD	165.00	USD	2,865	(156,240)

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
British American Tobacco PLC, ADR	841	04/17/25	USD	39.28	USD	3,479	$ (195,830)
Cardinal Health, Inc.	449	04/17/25	USD	130.00	USD	6,186	(381,650)
Carlyle Group, Inc.	646	04/17/25	USD	55.39	USD	2,816	(353)
Cisco Systems, Inc.	776	04/17/25	USD	65.00	USD	4,789	(9,700)
CNH Industrial NV	2,150	04/17/25	USD	13.68	USD	2,640	(42,084)
Cognizant Technology Solutions Corp., Class A	775	04/17/25	USD	80.00	USD	5,929	(46,500)
Corteva, Inc.	170	04/17/25	USD	66.71	USD	1,070	(9,186)
Crown Castle, Inc.	171	04/17/25	USD	92.50	USD	1,782	(207,765)
Crown Holdings, Inc.	140	04/17/25	USD	90.00	USD	1,250	(24,850)
CVS Health Corp.	1,013	04/17/25	USD	67.50	USD	6,863	(231,470)
Dollar General Corp.	380	04/17/25	USD	80.00	USD	3,341	(305,900)
Dominion Energy, Inc.	422	04/17/25	USD	57.50	USD	2,366	(21,100)
Electronic Arts, Inc.	353	04/17/25	USD	135.00	USD	5,102	(377,710)
Elevance Health, Inc.	109	04/17/25	USD	400.00	USD	4,741	(438,725)
Entergy Corp.	256	04/17/25	USD	85.00	USD	2,189	(46,720)
Enterprise Products Partners LP	1,060	04/17/25	USD	34.00	USD	3,619	(63,600)
Exelon Corp.	1,196	04/17/25	USD	44.00	USD	5,511	(233,220)
Fidelity National Financial, Inc.	901	04/17/25	USD	59.47	USD	5,864	(545,191)
Fidelity National Information Services, Inc.	275	04/17/25	USD	75.00	USD	2,054	(43,312)
First Citizens BancShares, Inc., Class A	60	04/17/25	USD	2,120.00	USD	11,125	(30,150)
Fortive Corp.	298	04/17/25	USD	80.50	USD	2,181	(2,131)
Fortrea Holdings, Inc.	510	04/17/25	USD	17.50	USD	385	(38,250)
General Motors Co.	533	04/17/25	USD	50.00	USD	2,507	(32,779)
Hasbro, Inc.	854	04/17/25	USD	72.50	USD	5,251	(119,560)
Honeywell International, Inc.	106	04/17/25	USD	220.00	USD	2,245	(11,925)
Intel Corp.	692	04/17/25	USD	23.00	USD	1,572	(79,234)
Intercontinental Exchange, Inc.	511	04/17/25	USD	169.21	USD	8,815	(260,404)
International Flavors & Fragrances, Inc.	347	04/17/25	USD	82.50	USD	2,693	(10,410)
Johnson Controls International PLC	487	04/17/25	USD	87.50	USD	3,901	(7,305)
Johnson Controls International PLC	344	04/17/25	USD	82.50	USD	2,756	(36,980)
JPMorgan Chase & Co.	159	04/17/25	USD	265.00	USD	3,900	(13,833)
Keurig Dr. Pepper, Inc.	831	04/17/25	USD	34.00	USD	2,844	(64,402)
Kraft Heinz Co.	536	04/17/25	USD	30.00	USD	1,631	(48,776)
Kraft Heinz Co.	886	04/17/25	USD	32.50	USD	2,696	(7,974)
L3Harris Technologies, Inc.	499	04/17/25	USD	210.00	USD	10,445	(254,490)
Labcorp Holdings, Inc.	270	04/17/25	USD	260.00	USD	6,284	(13,500)
Lamb Weston Holdings, Inc.	379	04/17/25	USD	62.50	USD	2,020	(27,478)
Lamb Weston Holdings, Inc.	190	04/17/25	USD	60.00	USD	1,013	(22,325)
Lear Corp.	205	04/17/25	USD	100.00	USD	1,809	(8,713)
Leidos Holdings, Inc.	435	04/17/25	USD	141.00	USD	5,870	(71,749)
Medtronic PLC	441	04/17/25	USD	92.50	USD	3,963	(35,721)
Microsoft Corp.	131	04/17/25	USD	430.00	USD	4,918	(1,703)
Mid-America Apartment Communities, Inc.	97	04/17/25	USD	161.61	USD	1,626	(68,513)
NVIDIA Corp.	27	04/17/25	USD	130.00	USD	293	(567)
PPG Industries, Inc.	486	04/17/25	USD	120.00	USD	5,314	(8,505)
Sealed Air Corp.	1,012	04/17/25	USD	35.00	USD	2,925	(15,180)
Sempra	324	04/17/25	USD	86.84	USD	2,312	(4)
SS&C Technologies Holdings, Inc.	1,768	04/17/25	USD	90.00	USD	14,768	(30,940)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	200	04/17/25	USD	210.00	USD	3,320	(2,600)
Verizon Communications, Inc.	726	04/17/25	USD	41.00	USD	3,293	(353,925)
Visa, Inc., Class A	120	04/17/25	USD	352.50	USD	4,206	(75,000)
Walt Disney Co.	250	04/17/25	USD	115.00	USD	2,468	(750)
Wells Fargo & Co.	668	04/17/25	USD	85.00	USD	4,796	(6,012)
Westinghouse Air Brake Technologies Corp.	314	04/17/25	USD	195.00	USD	5,694	(29,830)
Willis Towers Watson PLC	268	04/17/25	USD	330.00	USD	9,057	(306,860)
Amazon.com, Inc.	57	04/25/25	USD	205.00	USD	1,084	(9,576)
American International Group, Inc.	588	04/25/25	USD	84.00	USD	5,112	(207,270)
Applied Materials, Inc.	70	04/25/25	USD	165.00	USD	1,016	(6,580)
Baxter International, Inc.	1,922	04/25/25	USD	34.00	USD	6,579	(144,150)
Cardinal Health, Inc.	289	04/25/25	USD	132.00	USD	3,982	(192,185)
Charles Schwab Corp.	189	04/25/25	USD	81.00	USD	1,479	(34,587)
Citigroup, Inc.	1,503	04/25/25	USD	72.00	USD	10,670	(357,714)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Comcast Corp., Class A	991	04/25/25	USD	37.00	USD	3,657	$ (107,028)
Constellation Brands, Inc., Class A	119	04/25/25	USD	190.00	USD	2,184	(60,690)
CVS Health Corp.	527	04/25/25	USD	66.00	USD	3,570	(175,227)
Enterprise Products Partners LP	488	04/25/25	USD	35.00	USD	1,666	(13,420)
FedEx Corp.	90	04/25/25	USD	230.00	USD	2,194	(146,700)
Fidelity National Information Services, Inc.	950	04/25/25	USD	75.00	USD	7,095	(254,125)
Hewlett Packard Enterprise Co.	821	04/25/25	USD	17.00	USD	1,267	(13,547)
Honeywell International, Inc.	100	04/25/25	USD	215.00	USD	2,118	(44,500)
HP, Inc.	1,267	04/25/25	USD	30.00	USD	3,508	(19,005)
JPMorgan Chase & Co.	147	04/25/25	USD	250.00	USD	3,606	(79,380)
Kraft Heinz Co.	1,250	04/25/25	USD	31.00	USD	3,804	(66,875)
Medtronic PLC	365	04/25/25	USD	95.00	USD	3,280	(14,965)
Microchip Technology, Inc.	287	04/25/25	USD	58.00	USD	1,389	(7,175)
NVIDIA Corp.	48	04/25/25	USD	125.00	USD	520	(3,576)
RTX Corp.	146	04/25/25	USD	140.00	USD	1,934	(20,148)
Teck Resources Ltd., Class B	266	04/25/25	USD	44.00	USD	969	(10,374)
Verizon Communications, Inc.	300	04/25/25	USD	45.00	USD	1,361	(35,100)
Visa, Inc., Class A	142	04/25/25	USD	345.00	USD	4,977	(174,660)
Walt Disney Co.	436	04/25/25	USD	104.00	USD	4,303	(37,714)
Wells Fargo & Co.	978	04/25/25	USD	75.00	USD	7,021	(147,189)
American Electric Power Co., Inc.	257	04/28/25	USD	103.50	USD	2,808	(176,288)
Dominion Energy, Inc.	282	04/28/25	USD	56.00	USD	1,581	(40,515)
Applied Materials, Inc.	73	05/02/25	USD	160.00	USD	1,059	(14,235)
Bank of America Corp.	1,048	05/02/25	USD	45.00	USD	4,373	(47,160)
Charles Schwab Corp.	183	05/02/25	USD	84.00	USD	1,433	(19,581)
Cisco Systems, Inc.	462	05/02/25	USD	63.00	USD	2,851	(36,267)
Comcast Corp., Class A	1,185	05/02/25	USD	38.00	USD	4,373	(100,725)
Constellation Brands, Inc., Class A	51	05/02/25	USD	195.00	USD	936	(23,205)
CVS Health Corp.	507	05/02/25	USD	73.00	USD	3,435	(63,882)
Dollar General Corp.	600	05/02/25	USD	84.00	USD	5,276	(316,500)
General Motors Co.	507	05/02/25	USD	57.00	USD	2,384	(9,887)
Hewlett Packard Enterprise Co.	821	05/02/25	USD	17.00	USD	1,267	(19,294)
Medtronic PLC	738	05/02/25	USD	90.00	USD	6,632	(143,541)
Microsoft Corp.	242	05/02/25	USD	410.00	USD	9,084	(64,614)
PPG Industries, Inc.	280	05/02/25	USD	115.00	USD	3,062	(40,600)
RTX Corp.	425	05/02/25	USD	139.00	USD	5,630	(80,750)
Teck Resources Ltd., Class B	270	05/02/25	USD	45.00	USD	984	(4,860)
Wells Fargo & Co.	1,715	05/02/25	USD	74.00	USD	12,312	(362,722)
Bank of America Corp.	779	05/09/25	USD	44.00	USD	3,251	(69,720)
Cardinal Health, Inc.	295	05/09/25	USD	137.00	USD	4,064	(172,575)
Cigna Group	123	05/09/25	USD	330.00	USD	4,047	(170,355)
NVIDIA Corp.	26	05/09/25	USD	122.00	USD	282	(5,330)
Air Products and Chemicals, Inc.	181	05/16/25	USD	300.50	USD	5,338	(147,699)
Amazon.com, Inc.	195	05/16/25	USD	215.00	USD	3,710	(43,777)
American Electric Power Co., Inc.	179	05/16/25	USD	106.00	USD	1,956	(86,732)
Baxter International, Inc.	1,128	05/16/25	USD	35.75	USD	3,861	(142,488)
Becton Dickinson & Co.	58	05/16/25	USD	245.00	USD	1,329	(13,630)
British American Tobacco PLC, ADR	840	05/16/25	USD	41.05	USD	3,475	(113,287)
Cardinal Health, Inc.	485	05/16/25	USD	140.00	USD	6,682	(208,550)
Carlyle Group, Inc.	707	05/16/25	USD	47.50	USD	3,082	(90,142)
Cisco Systems, Inc.	634	05/16/25	USD	62.50	USD	3,912	(120,777)
Citigroup, Inc.	1,553	05/16/25	USD	75.00	USD	11,025	(257,798)
CNH Industrial NV	4,100	05/16/25	USD	12.95	USD	5,035	(211,285)
Cognizant Technology Solutions Corp., Class A	728	05/16/25	USD	85.00	USD	5,569	(41,860)
Comcast Corp., Class A	1,314	05/16/25	USD	37.50	USD	4,849	(165,564)
Corteva, Inc.	166	05/16/25	USD	65.00	USD	1,045	(31,540)
Crown Holdings, Inc.	198	05/16/25	USD	90.49	USD	1,767	(70,170)
CVS Health Corp.	1,012	05/16/25	USD	70.00	USD	6,856	(258,566)
Electronic Arts, Inc.	354	05/16/25	USD	140.00	USD	5,116	(350,460)
Elevance Health, Inc.	115	05/16/25	USD	440.00	USD	5,002	(220,800)
Entergy Corp.	256	05/16/25	USD	85.00	USD	2,189	(80,640)
Exelon Corp.	990	05/16/25	USD	44.50	USD	4,562	(248,321)

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
First Citizens BancShares, Inc., Class A	56	05/16/25	USD	1,990.00	USD	10,383	$ (255,640)
Fortive Corp.	299	05/16/25	USD	76.20	USD	2,188	(44,669)
General Motors Co.	211	05/16/25	USD	55.00	USD	992	(10,445)
Hasbro, Inc.	604	05/16/25	USD	62.50	USD	3,714	(155,530)
HP, Inc.	1,267	05/16/25	USD	30.00	USD	3,508	(42,444)
Intercontinental Exchange, Inc.	262	05/16/25	USD	173.25	USD	4,520	(130,739)
International Flavors & Fragrances, Inc.	539	05/16/25	USD	87.50	USD	4,183	(33,688)
JPMorgan Chase & Co.	154	05/16/25	USD	260.00	USD	3,778	(56,210)
Keurig Dr. Pepper, Inc.	831	05/16/25	USD	34.00	USD	2,844	(116,340)
L3Harris Technologies, Inc.	380	05/16/25	USD	220.00	USD	7,954	(165,300)
Labcorp Holdings, Inc.	281	05/16/25	USD	250.00	USD	6,540	(71,655)
Lamb Weston Holdings, Inc.	568	05/16/25	USD	61.42	USD	3,027	(154,292)
Lear Corp.	200	05/16/25	USD	100.00	USD	1,764	(29,000)
Leidos Holdings, Inc.	178	05/16/25	USD	140.00	USD	2,402	(80,100)
Microchip Technology, Inc.	297	05/16/25	USD	55.00	USD	1,438	(37,868)
Microsoft Corp.	58	05/16/25	USD	410.00	USD	2,177	(20,735)
Mid-America Apartment Communities, Inc.	263	05/16/25	USD	165.00	USD	4,407	(174,895)
Norfolk Southern Corp.	74	05/16/25	USD	240.00	USD	1,753	(55,870)
NVIDIA Corp.	26	05/16/25	USD	130.00	USD	282	(3,237)
Sealed Air Corp.	1,102	05/16/25	USD	30.00	USD	3,185	(118,465)
Sempra	401	05/16/25	USD	73.74	USD	2,862	(61,138)
SS&C Technologies Holdings, Inc.	1,449	05/16/25	USD	88.25	USD	12,103	(331,170)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	61	05/16/25	USD	190.00	USD	1,013	(14,396)
Teck Resources Ltd., Class B	251	05/16/25	USD	46.00	USD	914	(4,644)
Wells Fargo & Co.	260	05/16/25	USD	77.50	USD	1,867	(32,370)
Willis Towers Watson PLC	311	05/16/25	USD	335.50	USD	10,510	(385,536)
Cardinal Health, Inc.	315	06/20/25	USD	140.00	USD	4,340	(181,125)
Electronic Arts, Inc.	263	06/20/25	USD	150.00	USD	3,801	(157,800)
							$ (17,538,298)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Rentokil Initial PLC	Goldman Sachs International	483,800	04/01/25	GBP	4.18	GBP	1,700	$ (1)
Henkel AG & Co. KGaA, Preference Shares	Bank of America N.A.	34,100	04/03/25	EUR	85.50	EUR	2,509	—
Komatsu Ltd.	UBS AG	56,300	04/03/25	JPY	4,936.79	JPY	247,280	—
Rentokil Initial PLC	Goldman Sachs International	278,400	04/03/25	GBP	4.28	GBP	978	—
Crown Castle, Inc.	Bank of America N.A.	64,800	04/10/25	USD	95.36	USD	6,754	(592,154)
PG&E Corp.	Bank of America N.A.	28,100	04/17/25	USD	16.63	USD	483	(23,328)
PG&E Corp.	Royal Bank of Canada	82,900	04/21/25	USD	17.00	USD	1,424	(50,100)
PG&E Corp.	Morgan Stanley & Co. International PLC	28,100	04/22/25	USD	16.95	USD	483	(18,146)
Samsung Electronics Co. Ltd., GDR	Bank of America N.A.	5,000	04/22/25	USD	1,019.70	USD	4,865	(68,028)
Sony Group Corp.	UBS AG	308,200	04/22/25	JPY	3,986.85	JPY	1,169,679	(116,560)
STAG Industrial, Inc.	Citibank N.A.	33,700	04/23/25	USD	37.41	USD	1,217	(14,664)
AstraZeneca PLC	Goldman Sachs International	5,500	04/25/25	GBP	124.24	GBP	625	(2,027)
BP PLC	Bank of America N.A.	1,541,700	04/25/25	GBP	4.29	GBP	6,697	(312,783)
Henkel AG & Co. KGaA, Preference Shares	Citibank N.A.	21,500	04/25/25	EUR	88.29	EUR	1,582	(807)
Koninklijke Philips NV	Citibank N.A.	120,000	04/25/25	EUR	26.35	EUR	2,825	(16,553)
PG&E Corp.	Bank of America N.A.	28,100	04/25/25	USD	16.95	USD	483	(19,093)
Sanofi SA	BNP Paribas SA	92,300	04/25/25	EUR	112.06	EUR	9,451	(27,624)
Sony Group Corp.	JPMorgan Chase Bank N.A.	316,500	04/25/25	JPY	3,833.81	JPY	1,201,179	(257,166)
WPP PLC	Morgan Stanley & Co. International PLC	252,900	04/25/25	GBP	6.26	GBP	1,488	(7,844)
AstraZeneca PLC	Bank of America N.A.	32,400	04/29/25	GBP	119.99	GBP	3,683	(41,373)
Intercontinental Exchange, Inc.	Bank of America N.A.	25,100	04/29/25	USD	174.20	USD	4,330	(76,737)
Koninklijke Philips NV	Citibank N.A.	156,600	04/29/25	EUR	25.32	EUR	3,687	(50,808)
Shell PLC	BNP Paribas SA	107,000	04/29/25	GBP	26.51	GBP	3,015	(270,150)
Airbus SE	Barclays Bank PLC	17,000	04/30/25	EUR	167.30	EUR	2,768	(50,561)
Fidelity National Financial, Inc.	Citibank N.A.	82,100	04/30/25	USD	66.08	USD	5,343	(132,838)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Enhanced Equity Dividend Trust (BDJ)

OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Rentokil Initial PLC	UBS AG	400,000	04/30/25	GBP	3.24	GBP	1,405	$ (131,888)
STMicroelectronics NV	Goldman Sachs International	34,300	05/02/25	EUR	23.54	EUR	696	(6,071)
PG&E Corp.	Bank of America N.A.	22,200	05/05/25	USD	17.58	USD	381	(10,236)
Airbus SE	Barclays Bank PLC	7,800	05/06/25	EUR	175.58	EUR	1,270	(13,439)
BP PLC	Bank of America N.A.	676,100	05/06/25	GBP	4.53	GBP	2,937	(65,047)
Shell PLC	Bank of America N.A.	84,400	05/06/25	GBP	27.82	GBP	2,378	(111,954)
WPP PLC	UBS AG	340,100	05/06/25	GBP	6.35	GBP	2,001	(12,600)
BP PLC	Citibank N.A.	79,800	05/08/25	GBP	4.51	GBP	347	(8,772)
STMicroelectronics NV	Goldman Sachs International	34,300	05/08/25	EUR	23.53	EUR	696	(8,144)
Crown Castle, Inc.	Barclays Bank PLC	21,100	05/12/25	USD	108.00	USD	2,199	(44,339)
Komatsu Ltd.	Bank of America N.A.	28,200	05/13/25	JPY	4,803.83	JPY	123,859	(5,295)
PG&E Corp.	BNP Paribas SA	112,900	05/14/25	USD	17.68	USD	1,940	(51,428)
Shell PLC	Barclays Bank PLC	245,700	05/15/25	GBP	28.51	GBP	6,924	(197,485)
WPP PLC	UBS AG	308,000	05/15/25	GBP	6.26	GBP	1,812	(23,251)
								$ (2,839,294)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 57,073,853	$ 7,928,078	$ —	$ 65,001,931
Air Freight & Logistics	9,748,518	—	—	9,748,518
Automobile Components	6,482,229	—	—	6,482,229
Automobiles	11,660,524	—	—	11,660,524
Banks	185,058,671	—	—	185,058,671
Beverages	16,027,325	—	—	16,027,325
Broadline Retail	17,082,304	—	—	17,082,304
Building Products	17,323,873	—	—	17,323,873
Capital Markets	49,550,122	—	—	49,550,122
Chemicals	47,228,266	—	—	47,228,266
Commercial Services & Supplies	—	11,289,756	—	11,289,756
Communications Equipment	28,148,831	—	—	28,148,831
Consumer Staples Distribution & Retail	21,749,398	—	—	21,749,398
Containers & Packaging	20,759,914	—	—	20,759,914

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Enhanced Equity Dividend Trust (BDJ)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Diversified Telecommunication Services	$ 17,191,440	$ —	$ —	$ 17,191,440
Electric Utilities	51,242,186	—	—	51,242,186
Electrical Equipment	3,725,349	—	—	3,725,349
Entertainment	33,538,097	—	—	33,538,097
Financial Services	41,503,641	—	16,779,912	58,283,553
Food Products	36,495,067	—	—	36,495,067
Ground Transportation	3,215,476	—	—	3,215,476
Health Care Equipment & Supplies	76,646,810	12,623,912	—	89,270,722
Health Care Providers & Services	147,428,425	—	—	147,428,425
Health Care REITs	862,627	—	—	862,627
Household Durables	—	25,105,626	—	25,105,626
Industrial Conglomerates	9,607,309	—	—	9,607,309
Industrial REITs	4,924,817	—	—	4,924,817
Insurance	81,135,628	—	—	81,135,628
IT Services	20,881,287	—	—	20,881,287
Leisure Products	16,308,132	—	—	16,308,132
Life Sciences Tools & Services	1,949,297	—	—	1,949,297
Machinery	32,114,235	4,497,888	—	36,612,123
Media	29,449,669	12,449,819	—	41,899,488
Metals & Mining	7,489,826	—	—	7,489,826
Multi-Utilities	24,096,954	—	—	24,096,954
Oil, Gas & Consumable Fuels	36,416,818	61,156,138	14,979,277	112,552,233
Pharmaceuticals	6,391,717	25,833,164	—	32,224,881
Professional Services	58,729,078	—	—	58,729,078
Residential REITs	12,617,266	—	—	12,617,266
Semiconductors & Semiconductor Equipment	37,591,754	6,183,781	—	43,775,535
Software	36,954,893	—	—	36,954,893
Specialized REITs	19,522,070	—	—	19,522,070
Technology Hardware, Storage & Peripherals	24,408,387	24,731,078	—	49,139,465
Tobacco	17,138,226	—	—	17,138,226
Trading Companies & Distributors	1,448,949	—	—	1,448,949
Preferred Securities
Preferred Stocks	—	12,686,023	—	12,686,023
Short-Term Securities
Money Market Funds	23,876,001	—	—	23,876,001
	$1,402,795,259	$204,485,263	$31,759,189	$1,639,039,711
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (13,976,501)	$ (6,401,091)	$ —	$ (20,377,592)

(a)	Derivative financial instruments are options written. Options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common Stocks
Assets
Opening balance, as of December 31, 2024	$ 31,090,484
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)
Net change in unrealized appreciation (depreciation)(a)	(49,460)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Enhanced Equity Dividend Trust (BDJ)

Common Stocks
Purchases	$ 718,165
Sales	—
Closing balance, as of March 31, 2025	$ 31,759,189
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025(a)	$ (49,460)

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$31,759,189	Income	Discount Rate	10%	—
		Market	EBITDA Multiple	7.00x	—

	$31,759,189

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.

Currency Abbreviation
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LP	Limited Partnership